Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, Illinois 60606

Telephone: (312) 569-1000

www.faegredrinker.com

November 1, 2024

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc.

(1933 Act Registration No. 033-20827)

(1940 Act Registration No. 811-05518)

Ladies and Gentlemen:

On behalf of The RBB Fund, Inc. (the “Company”), I have transmitted herewith for filing a Post-Effective Amendment (the “Amendment”) to the Company’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 334 under the 1933 Act), and the Investment Company Act of 1940, as amended (the “1940 Act”) (Amendment No. 339 under the 1940 Act).

The Amendment is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act because of (i) a change in control of Campbell & Company Investment Adviser, LLC (“Campbell”), the investment adviser to the Campbell Systematic Macro Fund (the “Fund”), a series of the Company, (ii) changes to the investment objectives of the SGI Enhanced Global Income ETF to more adequately reflect the long-term objectives of the Fund, and (iii) the changes to the principal investment strategies of each of the Motley Fool Mid-Cap Growth ETF and Motley Fool Small-Cap Growth ETF (each a “Motley Fund,” and together, the “Motley Funds”) to implement an 80% investment policy as it pertains to the respective names of the Motley Funds in response to the updated requirements under Rule 35d-1 of the 1940 Act.

As a point of information, shareholders of the Campbell Systematic Macro Fund voted to approve the new investment advisory agreement following the change of control of Campbell via a definitive proxy statement filed on August 9, 2024. Accordingly, we respectfully request that the Staff limit its review to the Prospectus section entitled “Investment Adviser” and the Statement of Additional Information section entitled “Investment Adviser” for the Campbell Systematic Macro Fund. We respectfully request that the Staff limit its review of SGI Enhanced Global Income ETF's Prospectus and Statement of Additional Information to the revised investment objective and other non-material conforming disclosure changes. Lastly, we request that the Staff limit its review of the Prospectus and Statement of Additional Information for the Motley Funds to the revised principal investment strategies and other non-material conforming disclosure changes.

The Company plans to file a post-effective amendment pursuant to paragraph (b) of Rule 485 prior to the effectiveness of the Amendment to update annual financial and other information with respect to each of the series of the Company.

Questions and comments concerning this filing may be directed to the undersigned at (312) 569-1233.

Very truly yours,

/s/ Jessica Himes
Jessica Himes